Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands	Total	Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)
Beginning Balance at Dec. 31, 2008	$ (249,867)	$ 17,393	$ 104	$ 0	$ (267,381)	$ 17
Beginning Balance (in shares) at Dec. 31, 2008		7,338,769	6,915,021
Net loss	(16,301)				(16,301)
Foreign currency translation adjustment	97					97
Common stock issued in business acquisition	0
Conversion of redeemable preferred stock to common stock, value	0
Restricted stock activity (in shares)			855,770
Restricted stock activity	0		13	(13)
Exercise of common stock options and warrants (in shares)			51,796
Exercise of common stock options and warrants	17		1	16
Stock Repurchased During Period, Shares			(166,667)
Stock Repurchased During Period, Value	(1,250)		(3)	(1,247)
Settlement of shareholder note receivable	(435)		(22,134)
Settlement of shareholder note receivable value			0	(435)
Stock-based compensation expense	2,179			2,179
Accretion of redeemable preferred stock	(23,261)			(500)	(22,761)
Ending Balance at Dec. 31, 2009	(288,821)	17,393	115	0	(306,443)	114
Ending Balance (in shares) at Dec. 31, 2009		7,338,769	7,633,786
Net loss	(7,015)				(7,015)
Foreign currency translation adjustment	(68)					(68)
Common stock issued in business acquisition	0
Conversion of preferred stock to common stock, shares		(7,338,769)	725,117
Conversion of preferred stock to common stock, value	1	(17,393)	1	17,393
Conversion of redeemable preferred stock to common stock, shares			25,439,048
Conversion of redeemable preferred stock to common stock, value	380,523		26	380,497
Sale of common stock, net of issuance costs of $7,318 (in shares)			6,000,000
Sale of common stock, net of issuance costs of $7,318	48,488		6	48,482
Conversion of redeemable preferred stock warrants to common stock warrants	1,463			1,463
Restricted stock activity (in shares)			(12,728)
Restricted stock activity	(2,730)		0	(2,730)
Exercise of common stock options and warrants (in shares)			936,531
Exercise of common stock options and warrants	1,708		2	1,706
Reverse stock split			(109)	109
Stock-based compensation expense	22,976			22,976
Accretion of redeemable preferred stock	(12,093)			(1,463)	(10,630)
Series H redeemable preferred stock dividend	(868)			(868)
Ending Balance at Dec. 31, 2010	143,564	0	41	467,565	(324,088)	46
Ending Balance (in shares) at Dec. 31, 2010		0	40,721,754
Net loss	(195,392)				(195,392)
Foreign currency translation adjustment	(1,818)					(1,818)
Common stock issued in business acquisition (in shares)			3,277,002
Common stock issued in business acquisition	43,354		3	43,351
Conversion of redeemable preferred stock to common stock, shares			2,348,181
Conversion of redeemable preferred stock to common stock, value	49,863		2	49,861
Restricted stock activity (in shares)			(139,448)
Restricted stock activity	(674)		0	(674)
Exercise of common stock options and warrants (in shares)			19,308
Exercise of common stock options and warrants	198		0	198
Stock-based compensation expense	10,030			10,030
Ending Balance at Dec. 31, 2011	$ 49,125		$ 46	$ 570,331	$ (519,480)	$ (1,772)
Ending Balance (in shares) at Dec. 31, 2011			46,226,797